TAXES	6 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
TAXES

NOTE 17 – TAXES

Corporation income taxes (“CIT”)

The Company is subject to income taxes on an entity basis on income from the location in which each entity is domiciled.

Li Bang International is incorporated in Cayman Islands as an offshore holding company and is not subject to tax on income or capital gains under the laws of the Cayman Islands.

Li Bang HK is incorporated in Hong Kong as a holding company with no activities. Under Hong Kong tax laws, an entity is not subject to income tax if no revenue is generated in Hong Kong.

The Company’s subsidiaries incorporated in the PRC are subject to Corporate Income Tax (“CIT”) on their taxable income as reported in their respective statutory financial statements adjusted in accordance with the PRC Enterprise Income Tax Laws (“PRC Income Tax Laws”). Each subsidiary in the PRC must file its own tax returns as consolidated returns are not permitted in the PRC.

Under the Enterprise Income Tax (“EIT”) Law of the PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are subject to a unified 25% EIT rate while preferential tax rates, tax holidays, and tax exemptions may be granted on case-by-case basis. The PRC tax authorities grant preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years.

Wuxi Li Bang was approved as an HNTE in November 2016 and was re-approved in December 2019. Wuxi Li Bang is entitled to a reduced income tax rate of 15% and can benefit from the reduced income tax rate until December 2022. Li Bang Kitchen Appliance obtained the recognition of HNTE instead of Wuxi Li Bang on October 12, 2022. With the extension of the preferential rate of 15% to October 2025, Li Bang Kitchen Appliance renewed its HNTE certification for another three years in November 2025.

Loss before provision for income taxes consisted of:

	For the Six Months Ended December 31,
	2025	2024
	(Unaudited)	(Unaudited)
Outside China	$(468,840)	$(302,695)
China	(260,722)	(890,638)
Loss before income taxes	$(729,562)	$(1,193,333)

Income tax (benefit) expense consisted of the following:

	For the Six Months Ended December 31,
	2025	2023
	(Unaudited)	(Unaudited)
Current
China	$(65,340)	$47
Deferred
China	(80,923)	(67,465)
Income tax benefit	$(146,263)	$(67,418)

Following is a reconciliation of income tax expense at the effective rate to income tax at the calculated statutory rates for the six months ended December 31:

	For the Six Months Ended December 31,
	2025		2024
	(Unaudited)		(Unaudited)
Income tax at expected tax rates	$(182,391)	25.0%	$(298,332)	25.0%
Non-deductible expenses	38,725	(5.3)%	47,761	(4.0)%
Effect of PRC preferential tax rate(1)	72,257	(9.9)%	(28,043)	2.3%
Non-PRC entities not subject to PRC tax	117,210	(16.1)%	75,674	(6.3)%
Allowance for deferred tax assets (2)	(199,486)	27.3%	128,725	(10.8)%
Other	7,422	(1.0)%	6,797	(0.6)%
Effective tax rate	$(146,263)	20.0%	$(67,418)	5.6%

(1)

Li Bang Kitchen Appliance obtained recognition of HNTE on October 12,2022 and it is entitled to the preferential income tax rate of 15%.

Effective tax rate decreased by 9.9% for the six months ended December 31, 2025 due to the effect of preferential tax policies. Effective tax rate increased by 2.3% for the six months ended December 31, 2024 since net income generated by Li Bang Kitchen Appliance was offset by the losses of other subsidiaries of the Company.

(2)

For the six months ended December 31, 2025, the profits generated by Wuxi Li Bang and Suzhou Deji were used to offset prior-year loss carryforwards. As a result, the valuation allowance previously recorded on loss carryforwards was reversed, which increased the effective tax rate.

The Company incurred net loss of $1.13 million for the six months ended December 31, 2024. Since the Company may not generate sufficient future taxable income to utilize its net operating loss carryforwards, management recognized a full allowance for its deferred income tax assets.

Deferred tax assets:

	December 31,	June 30,
	2025	2025
	(Unaudited)
Allowance for expected credit losses	$784,701	$690,158

Taxes Payable:

Taxes payable consisted of the following:

	December 31,	June 30,
	2025	2025
	(Unaudited)
VAT	$746,638	$938,643
Income taxes	2,212,596	2,238,075
Dividend withholding	89,755	88,128
Other	12,182	3,570
Total	$3,061,171	$3,268,416

Other taxes payable consists mainly of tax obligations related to city construction taxes, education funds and withholding taxes related to dividends distributed to the Company’s shareholders.